FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  3/31/99

Institutional Investment Manager filing this report:

Name:		Investors Management Services, Inc.
Address:	300 Park Street, Suite 310
		P.O. Box 3019
		Birmingham, MI 48012

Check if Amendment  [  ] ;  Amendment Number:
This Amendment (Check only one.):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

13F File Number:	28-4224

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Richard Wiggins
Title:	President
Phone:	248-642-1020
Signature, Place and Date of Signing:

	Richard Wiggins	  Birmingham, MI	5/13/99

Report Type:  (Check only one.)  :

[  x  ]		13F HOLDINGS REPORT.
[     ]		13F NOTICE.
[     ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:         76 data records

Form 13F Information Table Value Total:         121,731 (x$1000)


List of Other Included Managers:                0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
PIMCO Advisors LP Cl A         MUT FD           69338P102      423    13470 SH       SOLE                                      13470
SB Short-term Hgh Gr Bd Fd Cl  MUT FD           831800602       86    20911 SH       SOLE                                      20911
3Com Corp.                     COM              885535104     1979    84900 SH       SOLE                    14975             69925
AT & T Corp.                   COM              001957109     2657    33296 SH       SOLE                     3670             29626
Agouron Pharmaceuticals, Inc.  COM              008488108     3524    62296 SH       SOLE                     1600             60696
Alcatel Alsthom ADS            COM              013904305     3525   154530 SH       SOLE                    28030            126500
AlliedSignal, Inc.             COM              019512102     2362    48025 SH       SOLE                    11300             36725
Allstate                       COM              020002101     1453    39212 SH       SOLE                    11262             27950
American Express Co.           COM              025816109      495     4200 SH       SOLE                                       4200
American Home Products         COM              026609107      444     6800 SH       SOLE                                       6800
Amgen                          COM              031162100     1198    15994 SH       SOLE                      300             15694
Bank One Corp                  COM              06423A103     4717    85671 SH       SOLE                     9520             76151
Bellsouth Corp.                COM              079860102      447    11152 SH       SOLE                                      11152
Biogen Inc.                    COM              090597105     1806    15800 SH       SOLE                                      15800
Biomet, Inc.                   COM              090613100     2870    68445 SH       SOLE                     2000             66445
Boston Scientific Corp.        COM              101137107      593    14600 SH       SOLE                                      14600
Bristol-Myers Squibb Co.       COM              110122108      652    10160 SH       SOLE                                      10160
Cambridge Technology           COM              132524109     2169   156300 SH       SOLE                    36800            119500
Cisco Systems, Inc.            COM              17275R102     2235    20401 SH       SOLE                     4487             15914
Citizens Bkg Corp              COM              174420109     1686    46821 SH       SOLE                    12900             33921
Comerica, Inc.                 COM              200340107      397     6353 SH       SOLE                      300              6053
Computer Associates Int'l      COM              204912109      939    26399 SH       SOLE                     1650             24749
Compuware Corp.                COM              205638109      427    17900 SH       SOLE                     4800             13100
Corning Inc.                   COM              219350105      258     4300 SH       SOLE                                       4300
Elan Corp  plc ADR             COM              284131208     2692    38595 SH       SOLE                     2150             36445
Electronic Data Systems Corp.  COM              285661104      486     9975 SH       SOLE                      250              9725
Emerson Electric Co.           COM              291011104      434     8200 SH       SOLE                                       8200
Exxon Corp.                    COM              302290101      249     3531 SH       SOLE                                       3531
FORE Systems                   COM              345449102     2790   147550 SH       SOLE                    22500            125050
First Data Corporation         COM              319963104     1013    23690 SH       SOLE                     1600             22090
Fiserv Inc.                    COM              337738108      394     7350 SH       SOLE                                       7350
Frontier Corp.                 COM              35906P105     1481    28546 SH       SOLE                     1200             27346
GTE Corp.                      COM              362320103     1353    22368 SH       SOLE                                      22368
General Electric               COM              369604103     2207    19950 SH       SOLE                     1800             18150
Hewlett-Packard                COM              428236103     3950    58252 SH       SOLE                    10430             47822
Hospitality Properties Trust   COM              44106M102     2721   100545 SH       SOLE                    24595             75950
IBM Corp.                      COM              459200101     1993    11245 SH       SOLE                      100             11145
Impath, Inc.                   COM              45255G101      510    20800 SH       SOLE                    10100             10700
Jabil Circuit Inc.             COM              466313103      365     9000 SH       SOLE                                       9000
Jefferson-Pilot Corp.          COM              475070108      271     4000 SH       SOLE                                       4000
Johnson & Johnson              COM              478160104      245     2620 SH       SOLE                                       2620
Masco Corp.                    COM              574599106      687    24310 SH       SOLE                      800             23510
MascoTech, Inc.                COM              574670105     2727   175944 SH       SOLE                    35300            140644
McKesson HBOC Inc.             COM              58155Q103     1364    20661 SH       SOLE                     5624             15037
Merck & Co., Inc.              COM              589331107     1308    16330 SH       SOLE                      600             15730
Minntech Corp                  COM              604258103      237    18800 SH       SOLE                     4700             14100
Mobil Corp.                    COM              607059102      225     2556 SH       SOLE                                       2556
Modis Professional Services    COM              607830106     1345   148400 SH       SOLE                    44200            104200
Mylan Laboratories             COM              628530107     1070    38996 SH       SOLE                      200             38796
Nat'l Instruments              COM              636518102      591    20750 SH       SOLE                      600             20150
National City Corp.            COM              635405103     1374    20703 SH       SOLE                                      20703
National Commerce Bancorp      COM              635449101     4183   183350 SH       SOLE                    37200            146150
Network  Associates, Inc.      COM              640938106     1370    44650 SH       SOLE                    12850             31800
Northern Telecom Ltd.          COM              665815106     5173    83275 SH       SOLE                    15350             67925
Novell, Inc.                   COM              670006105      262    10400 SH       SOLE                                      10400
Oracle Corp.                   COM              68389X105      234     8869 SH       SOLE                      150              8719
PNC Bank Corp.                 COM              693475105     4139    74500 SH       SOLE                    14600             59900
Pfizer, Inc.                   COM              717081103      500     3600 SH       SOLE                                       3600
Popular Inc.                   COM              733174106      551    17840 SH       SOLE                     5740             12100
Procter & Gamble               COM              742718109      206     2100 SH       SOLE                                       2100
RPM, Inc.                      COM              749685103     3100   232846 SH       SOLE                    37375            195471
SAP Aktiengesellschaft ADR     COM              803054204     3104   117950 SH       SOLE                    18800             99150
SBC Communications Inc.        COM              78387G103      203     4292 SH       SOLE                      400              3892
Shared Medical Systems Corp.   COM              819486101      877    15750 SH       SOLE                     2550             13200
Sigma-Aldrich Corp.            COM              826552101     3059   104575 SH       SOLE                    20100             84475
Solectron Corp.                COM              834182107     1428    29400 SH       SOLE                                      29400
State Street Corp              COM              857477103      247     3000 SH       SOLE                                       3000
Steelcase Inc. Cl. 'A'         COM              858155203     4174   274825 SH       SOLE                    40800            234025
Steris Corp.                   COM              859152100     2668   100200 SH       SOLE                    21800             78400
Stryker Corp.                  COM              863667101     3061    60697 SH       SOLE                      950             59747
Sun Microsystems Inc.          COM              866810104     5688    45482 SH       SOLE                     6900             38582
Sybron Intl. Corp. Wisc        COM              87114F106     2996   119850 SH       SOLE                    23900             95950
Thermo Electron                COM              883556102      374    27544 SH       SOLE                     1300             26244
Thermo Instruments             COM              883559106     1752   121361 SH       SOLE                    26780             94581
Watson Pharmaceuticals         COM              942683103      446    10100 SH       SOLE                     3100              7000
Wolverine World Wide           COM              978097103      515    54200 SH       SOLE                    10800             43400